497(e)
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AXA Equitable Life Insurance Company

Supplement Dated January 21, 2011 to the current prospectus for American Dental Association Members Retirement Program ("ADA")

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received, and in any supplements to the prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding sub-adviser changes to certain Portfolios. Please note the changes described below.


Changes to the EQ/Core Bond Index Portfolio

In the table under "Portfolios of the Investment Trusts" in "Program investment options," effective on or about February 15, 2011, the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:


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 EQ Advisors Trust
 Portfolio Name      Objective
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EQ/Core Bond Index   Seeks to achieve a balance of current income and capital
                     appreciation, consistent with a prudent level of risk, by investing in a combination of long and short positions on debt securities, including U.S. government securities and other debt securities included in the Barclays Capital Intermediate Government U.S.
                     Government/Credit Index.
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SSgA Funds Management, Inc. will continue to be the Sub-Adviser and AXA
Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.











              Copyright 2011 AXA Equitable Life Insurance Company.
                              All rights reserved.
                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

NB/IF(AR)                                                                 E13548